Capital structure and financial items - Share capital, Treasury shares and Other reserves - Treasury shares (Details) - DKK (kr) shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in market value of treasury shares
Beginning of the year	kr 63,325	kr 57,593	kr 51,839
Purchase during the year	19,447	16,855	15,334
Equity at end of period	kr 70,746	kr 63,325	kr 57,593
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	2,350.0	2,400.0
Holding at the end of the year (in shares)	2,310.0	2,350.0	2,400.0
Treasury shares
Changes in market value of treasury shares
Beginning of the year	kr 16,016
Cancellation of treasury shares	(17,066)
Transfer regarding restricted stock units	(486)
Purchase during the year	19,447
Value adjustment	4,947
Equity at end of period	kr 22,858	kr 16,016
As % of share capital
Equity, As A Percentage Of Share Capital	1.30%	1.60%
B shares
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	1,813.0	1,863.0
Holding at the end of the year (in shares)	1,773.0	1,813.0	1,863.0
B shares | Treasury shares
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	37.5	48.1
Cancellation of treasury shares (in shares)	(40.0)	(50.0)
Transfer regarding restricted stock units (in shares)	(1.1)	(0.4)
Purchase during the year (in shares)	34.7	39.8
Value adjustment (in shares)	0.0	0.0
Holding at the end of the year (in shares)	31.1	37.5	48.1